Pay vs Performance Disclosure - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Tabular List, Table

Summary Compensation Table

Our named executive officers for the fiscal year ended December 31, 2025 ("Fiscal 2025") consists of (i) Rick Svetkoff, who served as our President, CEO and Executive Chairman until his resignation from all positions after Fiscal 2025, on February 19, 2026, (ii) David Whitney, our current Chief Financial Officer, and (iii) Tim Franta, our Vice President of Development who was appointed as our CEO after Fiscal 2025, on February 22, 2026. Our named executive officers for the fiscal year ended December 31, 2024 ("Fiscal 2024") consists of (i) Rick Svetkoff, our former President and CEO, (ii) David Whitney, our Chief Financial Officer, and (iii) Tim Franta, our Vice President of Development and current CEO. The following Summary Compensation Table sets forth the compensation earned by or paid to our named executive officers for Fiscal 2025 and Fiscal 2024 are as follows:

Name and Principal Position	Year	Salary ($)	Bonus ($)	Stock awards ($)	Option awards ($)	Non-equity incentive plan compensation ($)	Non- qualified deferred compensation earnings ($)	All other compensation ($)	Total ($)
Rick Svetkoff (1)	2025	372,000	10,097	-	868,102	-	-	13,250	1,263,449
Former President, CEO and Executive Chairman	2024	270,000	10,000	-	-	-	-	13,250	293,250
David Whitney (2)	2025	180,000	-	2,692,500	-	-	-	-	2,872,500
CFO	2024	102,000	55,000	-	-	-	-	-	157,000
Tim Franta VP of	2025	120,000	5,000	-	217,025	-	-	-	342,025
Development(3)	2024	114,000	5,000	-	-	-	-	-	119,000

Notes:

(1)

Mr. Svetkoff was appointed as our President and CEO September 6, 2022, and was appointed as Executive Chairman on June 1, 2024. He resigned from all positions on February 19, 2026. Mr. Svetkoff's stock option awards had not vested as of the date of his resignation, and therefore, were automatically forfeited and cancelled. Mr. Svetkoff's salary for 2025 contained $300,000 in management fees, and $72,000 in director fees. Mr. Svetkoff's salary for 2024 contained $222,000 in management fees, and $48,000 in director fees. Amounts also include $13,250 for the personal use of the Company-provided vehicle in 2025 and $13,250 in 2024.

(2)	Mr. Whitney was appointed as our CFO on January 1, 2024.
(3)

Mr. Franta was appointed as our CEO on February 22, 2026. Mr. Franta's salary for 2025 contained $96,000 in professional fees, and $24,000 in director fees. Mr. Franta's salary in 2024 contained $90,000 in professional fees, and $24,000 in director fees.

During our most recently completed financial years, we did not pay any other executive compensation to our named executive officers.

Net Income (Loss)	$ (11,458,207)	$ (1,934,427)	$ (15,727,338)	$ (4,587,534)	$ (16,543,616)	$ (7,908,777)
Pension Benefits Adjustments, Footnote

Retirement Benefits

The Company does not have any defined benefit or defined contribution plans that provide for payments or benefits at, following or in connection with retirement.

Separation Benefits

The Company does not have any agreements that provide for payment(s) to a named executive officer at, following, or in connection with the resignation, retirement or other termination of a name executive officer, or a change in control of the smaller reporting company or a change in the named executive officer's responsibilities following a change in control, with respect to each named executive officer.

Equity Awards Adjustments, Footnote
Name	Option awards					Stock awards
	Number of securities underlying unexercised options (#) exercisable	Number of securities underlying unexercised options (#) unexercisable	Equity incentive plan awards: Number of securities underlying unexercised unearned options (#)	Option exercise price ($)	Option expiration date	Number of shares or units of stock that have not vested (#)	Market value of shares of units of stock that have not vested ($)	Equity incentive plan awards: Number of unearned shares, units or other rights that have not vested (#)	Equity incentive plan awards: Market or payout value of unearned shares, units or other rights that have not vested ($)
Rick Svetkoff (former CEO, President and Executive Chairman)	Nil	500,000	N/A	$3.59	Aug. 12, 2030	N/A	N/A	N/A	N/A
David Whitney	N/A	N/A	N/A	N/A	N/A	N/A	N/A	712,500	8,300,625
Tim Franta	Nil	125,000	N/A	$3.59	Aug. 12, 2030	N/A	N/A	N/A	N/A